Assets Held for Sale - Additional Information (Detail) CAD in Millions	12 Months Ended
Dec. 31, 2017 CAD
Disclosure of assets held for sale [line items]
Break fee paid for sale of asset	CAD 28
Waneta Dam [member]
Disclosure of assets held for sale [line items]
Percentage of sales interest in joint operation	66.67%
Proceeds from joint operation	CAD 1,200
Lease period	20-year
Additional lease period	10 years
Break fee paid for sale of asset	CAD (28)